Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of intangible assets

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill2)	Other	Total

Cost at 1 January 2025	1,147	2,438	1,443	1,206	6,234
Additions through business acquisition3)	—	—	475	—	475
Additions	431	7	—	30	468
Disposals at cost	(4)	(13)	(5)	(46)	(69)
Transfers	(52)	(178)	—	22	(208)
Assets reclassified to held for sale3)	—	—	(3)	—	(3)
Expensed exploration expenditures previously capitalised	(119)	(36)	—	—	(155)
Impairment of goodwill	—	—	(288)	—	(288)
Foreign currency translation effects	104	65	215	53	438

Cost at 31 December 2025	1,508	2,283	1,838	1,265	6,893

Accumulated amortisation and impairment at 31 December 2025¹⁾				(942)	(942)

Carrying amount at 31 December 2025	1,508	2,283	1,838	322	5,950

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 1 January 2024	1,169	2,036	1,733	1,072	6,010
Additions through business acquisition3)	—	504	71	—	574
Additions	299	151	29	202	681
Disposals at cost	(6)	(103)	—	(4)	(113)
Transfers	(145)	(94)	(1)	—	(240)
Assets reclassified to held for sale3)	—	(7)	(276)	—	(282)
Expensed exploration expenditures previously capitalised	(76)	5	—	—	(71)
Foreign currency translation effects	(94)	(54)	(113)	(64)	(326)

Cost at 31 December 2024	1,147	2,438	1,443	1,206	6,234

Accumulated amortisation and impairment at 31 December 2024¹⁾				(580)	(580)

Carrying amount at 31 December 2024	1,147	2,438	1,443	626	5,654

1) The increase from 2024 to 2025 mainly relates to impairment, see note 14 Impairments.
2) Carrying amount goodwill at 31 December 2025 mainly consists of technical goodwill related to business acquisitions in 2019, of which USD 538 million in the Exploration & Production Norway area and USD 468 million in the Marketing Midstream & Processing area. The carrying amount also contain goodwill USD 383 million in Exploration & Production Norway related to an acquisition in 2025.

3) For additions through business acquisition and assets reclassified to held for sale, see note 6 Acquisitions and disposals.

Schedule of aging of capitalised exploration expenditures	The table below shows the ageing of capitalised exploration expenditures.

(in USD million)	2025	2024

Less than one year	480	366
Between one and five years	541	443
More than five years	487	338

Total capitalised exploration expenditures	1,508	1,147

Schedule of components of the exploration expenses	The table below shows the components of the exploration expenses.

	Full year
(in USD million)	2025	2024	2023

Exploration expenditures	1,126	1,402	1,275
Expensed exploration expenditures previously capitalised	155	71	(53)
Capitalised exploration	(432)	(288)	(427)

Exploration expenses	849	1,185	795